5. PROPERTY AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2012
Property and equipment consisted of the following at March 31, 2012 and December 31, 2011:

Property and equipment consisted of the following at March 31, 2012 and December 31, 2011:

	March 31,	December 31,
	2012	2011
Machinery & equipment	$1,497,704	$1,488,527
Computer equipment	449,893	449,893
Office furniture	82,822	82,822
Leasehold improvements	311,592	311,592
Capital leases	51,235	51,235
	2,393,246	2,384,069

Accumulated depreciation	(2,241,389)	(2,229,298)
Property and equipment, net	$151,857	$154,771

Depreciation expense for the three months ended March 31, 2012 and 2011 amounted to $12,091 and $21,285, respectively.